DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2020
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—141.5%
	■ Airport Services—1.1%
40,200	Aena SME SA (Spain)(1)	$5,223,116
	■ Construction & Engineering—2.9%
164,600	Vinci SA (France)	14,115,274
	■ Electric, Gas and Water—88.3%
360,000	Alliant Energy Corp.	19,386,000
267,000	Ameren Corp.	21,424,080
193,500	American Electric Power Co., Inc.	16,811,280
136,000	Atmos Energy Corp.	14,414,640
177,000	Black Hills Corp.	10,241,220
326,000	CMS Energy Corp.	20,922,680
277,800	Dominion Energy, Inc.	22,510,134
177,700	DTE Energy Co.	20,547,451
193,000	Edison International	10,744,310
3,925,000	EDP - Energias de Portugal SA (Portugal)	19,811,557
358,200	Emera, Inc. (Canada)	14,908,843
3,013,959	Enel SpA (Italy)	27,440,295
161,000	Entergy Corp.	16,925,930
328,000	Eversource Energy	29,542,960
250,000	FirstEnergy Corp. (2)	7,250,000
319,816	Fortis, Inc. (Canada)	13,024,721
2,740,000	Iberdrola SA (Spain)	35,245,309
1,670,000	National Grid plc (United Kingdom)	19,683,064
143,000	NextEra Energy, Inc.	40,140,100
150,000	Orsted A/S (Denmark)	21,378,743
127,000	Pinnacle West Capital Corp.	10,551,160
296,000	Public Service Enterprise Group, Inc.	16,558,240
		429,462,717
	■ Highways & Railtracks—3.4%
1,500,000	Atlas Arteria Ltd. (Australia)(1)	7,073,045
980,701	Transurban Group (Australia)(1)	9,676,127
		16,749,172
Shares	Description	Value
	■ Oil & Gas Storage, Transportation and Production—23.3%
262,665	Cheniere Energy Partners LP	$8,899,090
167,000	Cheniere Energy, Inc. (1)	8,263,160
1,054,585	Energy Transfer LP	6,907,532
918,000	Enterprise Products Partners LP	16,156,800
720,000	Equitrans Midstream Corp.	6,948,000
653,000	Golar LNG Ltd. (Bermuda)(1)	4,897,500
370,854	Kinder Morgan, Inc.	5,229,042
405,575	MPLX LP	7,409,855
327,000	Pembina Pipeline Corp. (Canada)	7,946,433
646,500	Plains All American Pipeline LP	4,939,260
337,335	Sunoco LP	8,372,655
318,000	TC Energy Corp. (Canada)	14,493,934
679,147	Williams Cos., Inc. (The)	12,992,082
		113,455,343
	■ Railroads—7.0%
41,700	Canadian Pacific Railway Ltd. (Canada)	11,468,162
47,200	Kansas City Southern	8,111,320
83,200	Union Pacific Corp.	14,422,720
		34,002,202
	■ Specialized REITs—6.0%
174,000	Crown Castle International Corp.	29,005,800
	■ Telecommunications—9.5%
541,000	BCE, Inc. (Canada)	22,684,130
1,288,000	Orange SA (France)	15,038,526
150,000	Verizon Communications, Inc.	8,622,000
		46,344,656
	Total Common Stocks & MLP Interests (Cost $713,583,107)	688,358,280
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2020
(Unaudited)
Shares	Description	Value
Short-Term Investment—0.4%
	■ Money Market Mutual Fund—0.4%
2,041,825	BlackRock Liquidity FedFund Portfolio Institutional Shares (seven-day effective yield 0.059%)(3)	$2,041,825
	Total Short-Term Investment (Cost $2,041,825)	2,041,825
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—141.9% (Cost $715,624,932)		690,400,105(4)
	■ Written Options—(0.0)%
	(see Open Written Option Contracts table below)
	Total Written Options (Premiums received $69,297)	(18,040)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—141.9% (Cost $715,555,635)		690,382,065
	Secured borrowings—(26.7)%	(130,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(16.4)%	(80,000,000)
	Other assets less other liabilities—1.2%	6,151,419
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$486,533,484

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2020
(Unaudited)
Open Written Option Contracts as of July 31, 2020, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Option
FirstEnergy Corp.	451	$1,398,100	$31	8/21/20	$(18,040)

Sector Allocation*
Electric, Gas and Water	62%
Oil & Gas Storage, Transportation and Production	17
Telecommunications	7
Railroads	5
Specialized REITs	4
Construction & Engineering	2
Highways & Railtracks	2
Airport Services	1
Total	100%

Country Weightings*
United States	62%
Canada	12
Spain	6
France	4
Italy	4
Denmark	3
Portugal	3
United Kingdom	3
Australia	2
Bermuda	1
Total	100%

The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2020
(Unaudited)
Currency Exposure*
United States Dollar	66%
Euro	17
Canadian Dollar	9
Danish Krone	3
United Kingdom Pound Sterling	3
Australian Dollar	2
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2020
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2020:
Level 1
Common stocks & MLP interests	$688,358,280
Money market mutual fund	2,041,825
Total investments before written options	$690,400,105
Written options	(18,040)
Total investments after written options	$690,382,065
There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.